UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

811-21676

Investment Company Act File Number

Eaton Vance Tax-Managed Buy-Write Income Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number, Including Area Code)

December 31

Date of Fiscal Year End

September 30, 2018

Date of Reporting Period

Item 1. Schedule of Investments

Eaton Vance

Tax-Managed Buy-Write Income Fund

September 30, 2018

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 100.7%

Security	Shares	Value
Aerospace & Defense — 3.5%
Boeing Co. (The)(1)	17,785	$6,614,241
Northrop Grumman Corp.(1)	12,027	3,817,009
Textron, Inc.(1)	11,648	832,483
United Technologies Corp.(1)	26,008	3,636,178

		$14,899,911

Air Freight & Logistics — 0.1%
C.H. Robinson Worldwide, Inc.	5,324	$521,326

		$521,326

Airlines — 0.5%
Southwest Airlines Co.(1)	36,616	$2,286,669

		$2,286,669

Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The)	3,713	$86,847
Lear Corp.(1)	7,250	1,051,250

		$1,138,097

Banks — 6.3%
Bank of America Corp.(1)	96,896	$2,854,556
Citigroup, Inc.(1)	56,054	4,021,314
Fifth Third Bancorp(1)	57,446	1,603,892
JPMorgan Chase & Co.(1)	85,013	9,592,867
KeyCorp(1)	85,122	1,693,076
M&T Bank Corp.(1)	4,618	759,846
PNC Financial Services Group, Inc. (The)(1)	13,046	1,776,735
SunTrust Banks, Inc.	5,538	369,883
Wells Fargo & Co.(1)	86,859	4,565,309

		$27,237,478

Beverages — 2.3%
Coca-Cola Co. (The)(1)	122,893	$5,676,427
PepsiCo, Inc.(1)	38,171	4,267,518

		$9,943,945

Biotechnology — 2.9%
AbbVie, Inc.(1)	19,355	$1,830,596
Amgen, Inc.(1)	18,988	3,936,022
Celgene Corp.(1)(2)	37,323	3,340,035
Gilead Sciences, Inc.(1)	38,604	2,980,615
Vertex Pharmaceuticals, Inc.(2)	1,850	356,569

		$12,443,837

Capital Markets — 1.8%
Invesco, Ltd.(1)	38,480	$880,422
Lazard, Ltd., Class A(1)	9,511	457,765
Legg Mason, Inc.	3,441	107,463

Security	Shares	Value
S&P Global, Inc.(1)	20,139	$3,934,959
State Street Corp.(1)	27,413	2,296,661

		$7,677,270

Chemicals — 2.3%
AdvanSix, Inc.(2)	1,530	$51,943
DowDuPont, Inc.(1)	80,552	5,180,299
Eastman Chemical Co.	3,608	345,358
Ingevity Corp.(2)	2,787	283,940
Sherwin-Williams Co. (The)(1)	8,406	3,826,495

		$9,688,035

Commercial Services & Supplies — 0.1%
Waste Management, Inc.	4,649	$420,084

		$420,084

Communications Equipment — 1.1%
Cisco Systems, Inc.(1)	98,957	$4,814,258

		$4,814,258

Consumer Finance — 1.3%
American Express Co.(1)	23,394	$2,491,227
Discover Financial Services(1)	40,754	3,115,643

		$5,606,870

Containers & Packaging — 0.6%
Avery Dennison Corp.(1)	15,307	$1,658,513
WestRock Co.(1)	16,727	893,891

		$2,552,404

Distributors — 0.6%
Genuine Parts Co.(1)	27,494	$2,732,904

		$2,732,904

Diversified Financial Services — 1.2%
Berkshire Hathaway, Inc., Class B(1)(2)	24,462	$5,237,559

		$5,237,559

Diversified Telecommunication Services — 1.7%
AT&T, Inc.(1)	144,091	$4,838,576
CenturyLink, Inc.	19,521	413,845
Verizon Communications, Inc.(1)	36,516	1,949,589

		$7,202,010

Electric Utilities — 1.1%
Duke Energy Corp.(1)	23,843	$1,907,917
Edison International(1)	20,090	1,359,691
Exelon Corp.	5,174	225,897
Pinnacle West Capital Corp.(1)	7,168	567,562
Xcel Energy, Inc.	12,009	566,945

		$4,628,012

Electrical Equipment — 0.6%
Emerson Electric Co.(1)	32,303	$2,473,764

		$2,473,764

Energy Equipment & Services — 0.8%
Halliburton Co.(1)	30,502	$1,236,246
Schlumberger, Ltd.(1)	39,317	2,395,192

		$3,631,438

Security	Shares	Value
Entertainment — 1.9%
Netflix, Inc.(1)(2)	4,333	$1,621,105
Walt Disney Co. (The)(1)	54,115	6,328,208

		$7,949,313

Equity Real Estate Investment Trusts (REITs) — 1.8%
Apartment Investment & Management Co., Class A(1)	12,428	$548,448
AvalonBay Communities, Inc.(1)	11,002	1,993,012
Equity Residential(1)	14,774	978,925
Host Hotels & Resorts, Inc.(1)	58,590	1,236,249
Kimco Realty Corp.(1)	78,276	1,310,340
ProLogis, Inc.(1)	22,296	1,511,446
Realty Income Corp.	4,920	279,899

		$7,858,319

Food & Staples Retailing — 0.2%
Costco Wholesale Corp.	802	$188,374
Kroger Co. (The)	16,415	477,840
Walmart, Inc.	1,859	174,579

		$840,793

Food Products — 1.2%
Kellogg Co.(1)	14,423	$1,009,898
Kraft Heinz Co. (The)(1)	8,326	458,846
Mondelez International, Inc., Class A(1)	46,954	2,017,144
Tyson Foods, Inc., Class A(1)	28,696	1,708,273

		$5,194,161

Health Care Equipment & Supplies — 3.1%
Abbott Laboratories(1)	78,922	$5,789,718
Baxter International, Inc.(1)	37,878	2,920,015
Stryker Corp.(1)	23,912	4,248,684
Zimmer Biomet Holdings, Inc.	3,848	505,897

		$13,464,314

Health Care Providers & Services — 3.2%
Centene Corp.(1)(2)	7,212	$1,044,153
CVS Health Corp.(1)	47,515	3,740,381
Envision Healthcare Corp.(1)(2)	23,323	1,066,561
UnitedHealth Group, Inc.(1)	29,540	7,858,822

		$13,709,917

Hotels, Restaurants & Leisure — 1.7%
Marriott International, Inc., Class A(1)	12,488	$1,648,791
Marriott Vacations Worldwide Corp.	2,064	230,652
McDonald’s Corp.(1)	25,653	4,291,490
Wyndham Destinations, Inc.(1)	11,235	487,150
Wyndham Hotels & Resorts, Inc.(1)	11,235	624,329

		$7,282,412

Household Durables — 0.6%
Leggett & Platt, Inc.(1)	11,383	$498,462
Lennar Corp., Class A(1)	18,642	870,395
Lennar Corp., Class B	372	14,322
Newell Brands, Inc.(1)	61,788	1,254,296

		$2,637,475

Security	Shares	Value
Household Products — 1.2%
Clorox Co. (The)(1)	6,843	$1,029,256
Kimberly-Clark Corp.(1)	19,850	2,255,754
Procter & Gamble Co. (The)(1)	21,335	1,775,712

		$5,060,722

Industrial Conglomerates — 2.3%
3M Co.(1)	21,663	$4,564,611
Honeywell International, Inc.(1)	32,197	5,357,581

		$9,922,192

Insurance — 3.7%
Allstate Corp. (The)(1)	36,105	$3,563,564
Chubb, Ltd.	2,741	366,307
Cincinnati Financial Corp.(1)	18,908	1,452,324
Lincoln National Corp.(1)	39,818	2,694,086
Marsh & McLennan Cos., Inc.(1)	44,342	3,667,970
MetLife, Inc.	6,849	319,985
Principal Financial Group, Inc.(1)	29,001	1,699,169
Prudential Financial, Inc.(1)	14,482	1,467,316
Travelers Cos., Inc. (The)(1)	3,902	506,128

		$15,736,849

Interactive Media & Services — 5.6%
Alphabet, Inc., Class A(1)(2)	7,724	$9,323,486
Alphabet, Inc., Class C(1)(2)	7,534	8,991,603
Facebook, Inc., Class A(1)(2)	35,046	5,763,665

		$24,078,754

Internet & Direct Marketing Retail — 3.5%
Amazon.com, Inc.(1)(2)	5,154	$10,323,462
Booking Holdings, Inc.(1)(2)	1,797	3,565,248
Shutterfly, Inc.(1)(2)	19,125	1,260,146

		$15,148,856

IT Services — 4.4%
Fidelity National Information Services, Inc.(1)	26,132	$2,850,217
International Business Machines Corp.(1)	22,338	3,377,729
Mastercard, Inc., Class A(1)	31,324	6,973,036
VeriSign, Inc.(1)(2)	22,310	3,572,277
Visa, Inc., Class A(1)	13,804	2,071,842

		$18,845,101

Life Sciences Tools & Services — 1.2%
Thermo Fisher Scientific, Inc.(1)	20,985	$5,122,019

		$5,122,019

Machinery — 0.7%
Caterpillar, Inc.	2,706	$412,638
Dover Corp.(1)	1,045	92,514
Snap-on, Inc.(1)	6,380	1,171,368
Stanley Black & Decker, Inc.(1)	8,690	1,272,563

		$2,949,083

Media — 1.3%
Comcast Corp., Class A(1)	153,659	$5,441,065

		$5,441,065

Security	Shares	Value
Metals & Mining — 0.4%
Nucor Corp.(1)	25,287	$1,604,460

		$1,604,460

Multi-Utilities — 1.8%
Centerpoint Energy, Inc.	14,223	$393,266
CMS Energy Corp.(1)	65,445	3,206,805
Dominion Energy, Inc.	1,997	140,349
DTE Energy Co.(1)	10,342	1,128,623
NiSource, Inc.(1)	49,999	1,245,975
Public Service Enterprise Group, Inc.(1)	34,219	1,806,421

		$7,921,439

Multiline Retail — 0.8%
Kohl’s Corp.(1)	22,868	$1,704,809
Macy’s, Inc.(1)	48,228	1,674,959

		$3,379,768

Oil, Gas & Consumable Fuels — 5.1%
Andeavor(1)	19,643	$3,015,201
Chevron Corp.(1)	49,190	6,014,953
EOG Resources, Inc.(1)	26,155	3,336,593
Exxon Mobil Corp.(1)	50,316	4,277,866
Newfield Exploration Co.(1)(2)	24,202	697,744
Phillips 66(1)	24,334	2,742,928
Williams Cos., Inc. (The)(1)	58,161	1,581,398

		$21,666,683

Personal Products — 0.1%
Estee Lauder Cos., Inc. (The), Class A(1)	3,326	$483,334

		$483,334

Pharmaceuticals — 4.8%
Bristol-Myers Squibb Co.(1)	70,886	$4,400,603
Johnson & Johnson(1)	51,433	7,106,498
Merck & Co., Inc.(1)	70,172	4,978,002
Pfizer, Inc.(1)	90,780	4,000,674

		$20,485,777

Professional Services — 0.3%
ManpowerGroup, Inc.	1,193	$102,550
Robert Half International, Inc.(1)	13,943	981,309

		$1,083,859

Real Estate Management & Development — 0.1%
CBRE Group, Inc., Class A(2)	8,158	$359,768

		$359,768

Road & Rail — 1.4%
J.B. Hunt Transport Services, Inc.	3,521	$418,788
Kansas City Southern(1)	11,539	1,307,138
Norfolk Southern Corp.(1)	22,948	4,142,114

		$5,868,040

Semiconductors & Semiconductor Equipment — 4.2%
Analog Devices, Inc.(1)	16,160	$1,494,154
Applied Materials, Inc.(1)	15,313	591,847
Broadcom, Inc.(1)	8,718	2,150,992
Intel Corp.(1)	49,395	2,335,889

Security	Shares	Value
NVIDIA Corp.(1)	22,728	$6,387,023
QUALCOMM, Inc.(1)	53,656	3,864,842
Teradyne, Inc.(1)	32,470	1,200,741

		$18,025,488

Software — 5.7%
Microsoft Corp.(1)	164,181	$18,777,381
Oracle Corp.(1)	93,841	4,838,442
salesforce.com, inc.(1)(2)	5,712	908,379

		$24,524,202

Specialty Retail — 2.3%
Advance Auto Parts, Inc.	3,365	$566,430
Home Depot, Inc. (The)(1)	35,644	7,383,655
Tiffany & Co.(1)	14,641	1,888,250

		$9,838,335

Technology Hardware, Storage & Peripherals — 5.3%
Apple, Inc.(1)	101,439	$22,898,840

		$22,898,840

Textiles, Apparel & Luxury Goods — 0.7%
NIKE, Inc., Class B(1)	30,243	$2,562,187
Tapestry, Inc.	6,923	348,019

		$2,910,206

Tobacco — 0.9%
Philip Morris International, Inc.(1)	48,980	$3,993,829

		$3,993,829

Trading Companies & Distributors — 0.1%
Fastenal Co.(1)	10,080	$584,842

		$584,842

Total Common Stocks — 100.7% (identified cost $126,491,447)		$432,006,086

Total Written Call Options — (0.8)% (premiums received $3,528,886)		$(3,354,450)

Other Assets, Less Liabilities — 0.1%		$588,241

Net Assets — 100.0%		$429,239,877

The percentage shown for each investment category in the Portfolio of Investments is based on net assets.

(1)	Security (or a portion thereof) has been pledged as collateral for written options.

(2)	Non-income producing security.

Written Call Options — (0.8)%

Exchange-Traded Options — (0.8)%

Description	Number of Contracts	Notional Amount	Exercise Price	Expiration Date	Value
S&P 500 Index	115	$33,510,770	$2,900	10/1/18	$(197,225)
S&P 500 Index	115	33,510,770	2,900	10/3/18	(240,350)
S&P 500 Index	115	33,510,770	2,885	10/5/18	(417,450)
S&P 500 Index	115	33,510,770	2,885	10/8/18	(432,400)
S&P 500 Index	120	34,967,760	2,880	10/10/18	(522,000)
S&P 500 Index	115	33,510,770	2,915	10/12/18	(222,525)
S&P 500 Index	115	33,510,770	2,900	10/15/18	(354,775)
S&P 500 Index	115	33,510,770	2,920	10/17/18	(225,400)
S&P 500 Index	115	33,510,770	2,940	10/19/18	(134,550)
S&P 500 Index	115	33,510,770	2,925	10/22/18	(227,700)
S&P 500 Index	115	33,510,770	2,950	10/24/18	(115,000)
S&P 500 Index	115	33,510,770	2,925	10/26/18	(265,075)

Total					$(3,354,450)

At September 30, 2018, the Fund had sufficient cash and/or securities to cover commitments under open derivative contracts.

The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund writes index call options above the current value of the index to generate premium income. In writing index call options, the Fund in effect, sells potential appreciation in the value of the applicable index above the exercise price in exchange for the option premium received. The Fund retains the risk of loss, minus the premium received, should the price of the underlying index decline.

At September 30, 2018, the aggregate fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in a liability position and whose primary underlying risk exposure is equity price risk was $3,354,450.

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At September 30, 2018, the hierarchy of inputs used in valuing the Fund’s investments and open derivative instruments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3	Total
Common Stocks	$432,006,086 *	$—	$—	$432,006,086
Total Investments	$432,006,086	$—	$—	$432,006,086

Liability Description
Written Call Options	$(3,354,450)	$—	$—	$(3,354,450)
Total	$(3,354,450)	$—	$—	$(3,354,450)

*	The level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

For information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act is attached hereto.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	November 26, 2018

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	November 26, 2018